Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jun. 06, 2017
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Credit Long/Short Portfolio
-	AB Global Bond Fund
-	AB High Income Fund
-	AB High Yield Portfolio
-	AB Income Fund
-	AB Intermediate Bond Portfolio
-	AB Limited Duration High Income Portfolio
-	AB Tax-Aware Fixed Income Portfolio
-	AB Unconstrained Bond Fund
AB	CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO (“Concentrated International”)
AB	EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Growth Fund
-	AB Large Cap Growth Fund
-	AB Concentrated Growth Fund
-	AB Discovery Growth Fund
-	AB Small Cap Growth Portfolio
-	AB Global Core Equity Portfolio
-	AB Sustainable Global Thematic Fund
-	AB International Growth Fund
-	AB International Strategic Core Portfolio
-	AB Select US Equity Portfolio
-	AB Select US Long/Short Portfolio
AB	GOVERNMENT EXCHANGE RESERVES (“Government Exchange Reserves”)
AB	INFLATION STRATEGIES (“Inflation Strategies”)
-	AB Bond Inflation Strategy
-	AB Municipal Bond Inflation Strategy
-	AB All Market Real Return Portfolio
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select Retirement Allocation Fund
-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2015 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB National Portfolio
-	AB High Income Municipal Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB New York Portfolio
-	AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

-	AB All Market Income Portfolio
-	AB Asia ex-Japan Equity Portfolio
-	AB Core Opportunities Fund
-	AB Discovery Value Fund
-	AB Equity Income Fund
-	AB Global Real Estate Investment Fund
-	AB Global Risk Allocation Fund
-	AB Relative Value Fund
-	AB International Value Fund
-	AB Small Cap Value Portfolio
-	AB Value Fund

AB WEALTH STRATEGIES (“Wealth Strategies”)

-	AB Wealth Appreciation Strategy
-	AB All Market Total Return Portfolio
-	AB Conservative Wealth Strategy
-	AB Tax-Managed Wealth Appreciation Strategy
-	AB Tax-Managed All Market Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date	Prospectus	Date
Bond Funds	January 30, 2017	Inflation Strategies	January 31, 2017

Concentrated International	February 13, 2017	Municipal Portfolios	September 30, 2016

EMMA	July 29, 2016	Value Funds	February 28, 2017

Equity Funds	November 1, 2016	Wealth Strategies	December 30, 2016

Government Exchange Reserves	July 11, 2016	Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB Credit Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Credit Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB High Yield Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Income Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB Intermediate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Intermediate Bond Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB Limited Duration High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Limited Duration High Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB Tax-Aware Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Tax-Aware Fixed Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	INFLATION STRATEGIES (“Inflation Strategies”)
-	AB Bond Inflation Strategy

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Inflation Strategies	January 31, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB Municipal Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	INFLATION STRATEGIES (“Inflation Strategies”)
-	AB Municipal Bond Inflation Strategy

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Inflation Strategies	January 31, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB BOND FUND, INC. | AB All Market Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	INFLATION STRATEGIES (“Inflation Strategies”)
-	AB All Market Real Return Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Inflation Strategies	January 31, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB DISCOVERY GROWTH FUND, INC. | AB DISCOVERY GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Discovery Growth Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB RELATIVE VALUE FUND, INC. | AB RELATIVE VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Relative Value Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB GLOBAL RISK ALLOCATION FUND, INC. | AB GLOBAL RISK ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Global Risk Allocation Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Concentrated International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO (“Concentrated International”)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Concentrated International	February 13, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
EMMA	July 29, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Concentrated Growth Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Small Cap Growth Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Global Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Global Core Equity Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB International Strategic Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB International Strategic Core Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Select US Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Select US Equity Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Select US Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Select US Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select Retirement Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select Retirement Allocation Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2010 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2015 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2020 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2025 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2030 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2035 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2040 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2045 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2050 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Multi-Manager Select 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select 2055 Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Select Retirement Funds	November 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB All Market Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB All Market Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Asia ex-Japan Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Asia ex-Japan Equity Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CAP FUND, INC. | AB Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Small Cap Value Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Sustainable Global Thematic Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB MUNICIPAL INCOME FUND, INC. | AB National Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB National Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Municipal Portfolios	September 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB MUNICIPAL INCOME FUND, INC. | AB High Income Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB High Income Municipal Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Municipal Portfolios	September 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB MUNICIPAL INCOME FUND, INC. | AB California Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB California Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Municipal Portfolios	September 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB MUNICIPAL INCOME FUND, INC. | AB New York Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB New York Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Municipal Portfolios	September 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB PORTFOLIOS | AB Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Growth Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB PORTFOLIOS | AB Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	WEALTH STRATEGIES (“Wealth Strategies”)
-	AB Wealth Appreciation Strategy

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Wealth Strategies	December 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB PORTFOLIOS | AB All Market Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	WEALTH STRATEGIES (“Wealth Strategies”)
-	AB All Market Total Return Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Wealth Strategies	December 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB PORTFOLIOS | AB Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	WEALTH STRATEGIES (“Wealth Strategies”)
-	AB Conservative Wealth Strategy

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Wealth Strategies	December 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB PORTFOLIOS | AB Tax-Managed Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	WEALTH STRATEGIES (“Wealth Strategies”)
-	AB Tax-Managed Wealth Appreciation Strategy

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Wealth Strategies	December 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB PORTFOLIOS | AB Tax-Managed All Market Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	WEALTH STRATEGIES (“Wealth Strategies”)
-	AB Tax-Managed All Market Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Wealth Strategies	December 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB GLOBAL BOND FUND, INC. | AB GLOBAL BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Global Bond Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Large Cap Growth Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB MUNICIPAL INCOME FUND II | AB Massachusetts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB Massachusetts Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Municipal Portfolios	September 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB MUNICIPAL INCOME FUND II | AB Virginia Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB Virginia Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Municipal Portfolios	September 30, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB EQUITY INCOME FUND INC | AB EQUITY INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Equity Income Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB HIGH INCOME FUND INC | AB HIGH INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB High Income Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB GOVERNMENT EXCHANGE RESERVES | AB GOVERNMENT EXCHANGE RESERVES
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	GOVERNMENT EXCHANGE RESERVES (“Government Exchange Reserves”)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Government Exchange Reserves	July 11, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB INTERNATIONAL GROWTH FUND INC | AB INTERNATIONAL GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	EQUITY FUNDS (“Equity Funds”)
-	AB International Growth Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Equity Funds	November 1, 2016

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB UNCONSTRAINED BOND FUND, INC. | AB UNCONSTRAINED BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	BOND FUNDS (“Bond Funds”)
-	AB Unconstrained Bond Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 30, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB GLOBAL REAL ESTATE INVESTMENT FUND INC | AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Global Real Estate Investment Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB CORE OPPORTUNITIES FUND, INC. | AB CORE OPPORTUNITIES FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Core Opportunities Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB TRUST | AB Discovery Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Discovery Value Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB TRUST | AB International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB International Value Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *

AB TRUST | AB Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock
AB	VALUE FUNDS (“Value Funds”)
-	AB Value Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2017

*        *        *         *        *

The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

*        *        *         *        *